Financial Risks - Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	€ 24,080	€ 10,937
Gross unrealized losses	(1,264)	(389)
Not later than 1 year [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	643	442
Gross unrealized losses	(18)	(6)
1-5 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	5,545	1,784
Gross unrealized losses	(120)	(31)
Over 5 through 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	9,575	4,517
Gross unrealized losses	(446)	(95)
Over 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	8,317	4,194
Gross unrealized losses	€ (680)	€ (258)